Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2022
Organization and Principal Activities [Abstract]
Schedule of loss per share before and after the retrospective adjustments
	For the years ended December 31,
	2021		2020
	Before adjustment	After adjustment	Before adjustment	After adjustment
Net loss per share attributable to ordinary shareholders of NWTN
- Basic and diluted	(0.04)	(0.05)	(0.04)	(0.05)
Weighted average shares used in calculating net loss per share
- Basic and diluted	335,164,567	240,029,717	335,164,567	240,029,717

Schedule of issuance date of the financial statements
Name	Date of Incorporation	Place of incorporation	Percentage of ownership	Principal Activities
ICONIQ	March 11, 2021	the Cayman Islands	100%	Investment holding
FZCO	March 22, 2022	Dubai	100%	Business management, operations, commercialization
NWTN Technology USA INC.	October 20, 2022	USA	100%	Investment holding
NWTN Automobile Cars Trading Sole Proprietary LLC	February 23, 2023	Dubai	100%	Vehicle wholesale and retail
NWTN Technologies Industries Solo Proprietorship L.L.C.	November 22, 2022	Dubai	100%	Business management, operations, commercialization
ICONIQ Motors Limited	March 24, 2021	British Virgin Islands	100%	Investment holding
ICONIQ Global Limited	April 28, 2021	Hong Kong, PRC	100%	Investment holding
Suez Top Ventures Limited	November 25, 2021	Hong Kong, PRC	100%	Investment holding
ICONIQ (Tianjin) Investment Co. Ltd (“WFOE”)	July 15, 2021	PRC	100%	Investment holding
ICONIQ (Tianjin) Motors Co., Ltd.	August 11, 2021	PRC	100%	Investment holding
NWTN (Zhejiang) Motors Limited (“NWTN Zhejiang”)	June 14, 2022	PRC	100%	Business management, operations, commercialization
NWTN Smart Motors Shenzhen New Technology Limited	December 30, 2022	PRC	100%	Technology development
Tianqi Group	September 5, 2016	PRC	95.88%	Design and technology development
Jiangsu ICONIQ New Energy Automobile Manufacturing Co., Ltd. (“Jiangsu ICONIQ”)	April 18, 2018	PRC	95.88%	Manufacturing of vehicles
Shanghai Zunyu Automobile Sales Co., Ltd. (“Shanghai Zunyu”)	December 27, 2014	PRC	95.88%	Vehicle wholesale and retail
Shanghai ICONIQ New Energy Development Co., Ltd. (“Shanghai ICONIQ”)	April 25, 2014	PRC	95.88%	Technology development
Tianjin Tianqi New Energy Automobile Co., Ltd. (“Tianjin Tianqi”)	December 7, 2018	PRC	95.88%	Technology development
East Stone	August 9, 2018	BVI	100%	Investment holding